Other Current and Non-current Assets	6 Months Ended
Jun. 30, 2023
Other Current and Non-current Assets
Other Current and Non-current Assets

6     Other Current and Non-current Assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2023	December 31, 2022
Straight-lining of revenue	$39,375	$22,007
Marketable securities	74,600	—
Claims receivable	12,198	15,169
Vessel held for sale	—	3,297
Other assets	8,619	7,332
Total current assets	$134,792	$47,805
Straight-lining of revenue	$79,397	$83,873
Other non-current assets	6,776	6,050
Total non-current assets	$86,173	$89,923

In the three months ended June 30, 2023, the Company acquired marketable securities of Eagle Bulk Shipping Inc. consisting of 1,552,865 shares of common stock for $68.2 million (out of which $24.4 million from Virage International Ltd., our related company). As of June 30, 2023, these marketable securities were fair valued at $74.6 million and the Company recognized a $6.4 million gain on these marketable securities reflected under “Gain on investments” in the condensed consolidated statement of income.

6     Other Current and Non-current Assets (Continued)

The Company’s shareholding interest in ZIM of 7,186,950 ordinary shares was fair valued at $423.0 million and presented under “Other current assets” in the condensed consolidated balance sheet as of December 31, 2021, based on the closing price of ZIM ordinary shares on the NYSE on that date. In April 2022, the Company sold 1,500,000 ordinary shares of ZIM resulting in net proceeds of $85.3 million. All the remaining shareholding interest of 5,686,950 ordinary shares were sold for $161.3 million in September 2022. For the six months ended June 30, 2022, the Company recognized $69.1 million loss on these shares compared to none in the six months ended June 30, 2023. These gain is reflected under “Loss on investments” in the condensed consolidated statement of income. Additionally, the Company recognized dividend income on these shares amounting to $138.4 million in the six months period ended June 30, 2022 gross of withholding taxes compared to none in the six months ended June 30, 2023. Withholding taxes amounting to $14.5 million were recognized on dividend income under “Income taxes” in the condensed consolidated statement of income in the six months ended June 30, 2022.